Other Payables	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Other Payables
12.	OTHER PAYABLE S

	December 31 2018	September 30 2019
Payables for salaries and bonuses	$1,153,048	$237,335
Payables for professional fees	680,708	594,425
Payables for cash-settled share-based payment transactions (Note 20)	669,042	624,882
Interest payables	50,430	307,335
Other s	129,433	128,756

	$2,682,661	$1,892,733